Intangible Assets (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible asset, useful life	15 years	15 years
Amortization of intangible assets	$ 48,400	$ 193,600